Bank Loans	12 Months Ended
Mar. 31, 2022
Subordinated Borrowings [Abstract]
BANK LOANS

NOTE 12 – BANK LOANS

Bank loans consisted of the following as of March 31, 2022 and 2021:

	As of March 31,
	2022	2021

Car loans – current portion	$11,404	$37,122

	As of March 31,
	2022	2021

Car loans – non-current portion	$-	$6,292

Two car loans of $76,315 at 12% annual interest rate and $51,894 at 9.5% annual interest rate were valid from October 1, 2018 to September 30, 2021 and from July 1, 2019 to June 30, 2022, respectively. Both cars were pledged as collateral for loans until full settlement and one was released from collateral upon settlement in September 2021.